Property and Equipment, Net (Tables)	6 Months Ended
Mar. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net, consist of the following:
	March 31, 2024	September 30, 2023

Office equipment	$367,620	$331,114
Leasehold improvements	60,344	394,147
Subtotal	427,964	725,261
Less: accumulated depreciation and amortization	(305,057)	(410,609)
Property and equipment, net	$122,907	$314,652